Cover	Jul. 30, 2026
Cover [Abstract]
Document Type	8-K12G3
Document Period End Date	Jul. 30, 2026
Entity Registrant Name	JUSHI HOLDINGS INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-56468
Entity Tax Identification Number	98-1547061
Entity Address, Address Line One	301 Yamato Road
Entity Address, Address Line Two	Suite 3250
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	617-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001909747
Current Fiscal Year End Date	--12-31